Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Related Party Transactions	Related Party Transactions
Key management personnel compensation

	Year-ended December 31,
	2024	2023
Short-term employee benefits	$7,206	$4,020
Termination benefits	1,394	—
Share-based compensation	2,867	3,044
Total	$11,467	$7,064

These transactions, occurring in the normal course of operations, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.